Financial Risk Management (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 4,115,000	$ 3,846,000	$ 518,000
Percentage of cash and cash equivalents to total assets	5.81%	5.87%	5.63%
U.S. dollar / Argentine Peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 2,670,500	$ 1,312,800	$ 1,543,800
Real / U.S. dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	906,900
Euro / Armenian dram
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	509,400	474,700	519,500
U.S. dollar / Armenian dram
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	302,900	540,200	554,200
Euro / U.S. dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	15,400	2,800	31,600
Uruguayan peso / U.S. dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 100	$ 18,500	$ 7,700